Goodwill and intangible assets - Narrative (Details) € in Millions	1 Months Ended	12 Months Ended
	May 31, 2025 EUR (€)	Dec. 31, 2025 business_group	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Number of business groups | business_group		4
Indefinite-life intangible assets
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill | €	€ 42
Top of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period of finite-life intangible assets		ten
Discount rate		18.20%	16.50%
Top of range | Total Significant CGUs
Disclosure of detailed information about intangible assets [line items]
Discount rate		12.30%	11.40%
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Discount rate		9.60%	9.00%
Bottom of range | Total Significant CGUs
Disclosure of detailed information about intangible assets [line items]
Discount rate		9.70%	9.00%